Revenue	12 Months Ended
Sep. 30, 2023
Revenue [abstract]
Revenue [Text Block]

18. Revenue

a) Revenue streams

KWESST generates revenue from the sale of products to its customers.

b) Disaggregation of revenue from contracts with customers

In the following table, revenue from contacts with customers is disaggregated by primary geographical market, major products and service lines, and timing of revenue recognition.

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021

Major products / service lines
Digitization	$819,604	$354,620	$1,255,982
Non-Lethal	411,758	330,658	-
Training and services	-	34,590	-
Other	3,088	1,651	19,822
	$1,234,450	$721,519	$1,275,804

Primary geographical markets
United States	42,780	389,210	1,238,063
Canada	743,200	332,309	37,741
Europe	448,470	-	-
	1,234,450	721,519	1,275,804

Timing of revenue recognition
Products and services transferred over time	$819,604	$389,210	$1,238,063
Products transferred at a point in time	414,846	332,309	37,741
	$1,234,450	$721,519	$1,275,804

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized ("contracted not yet recognized") and includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods. At September 30, 2023, our contracted not yet recognized revenue was $496,199 (2022 - $625,177, 2021 - $16,545), of which 76% of this amount is expected to be recognized over the next 12 months with the remaining 25% expected to be recognized in 2 to 3 years.

For the year ended September 30, 2023, one customer accounted for 23% of revenue and one customer accounted for 18% of revenue (2022 - one customer accounted for 41%, 2021 - one customer accounted for 95%).